Financial instruments (Details 4) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Assets measured at fair value on a recurring basis for level 3
Transfers in, assets	7,493	14,893
Transfers out, assets	(11,516)	(14,766)
Recurring basis | Interest-bearing deposits with banks
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		0
Transfers in, assets		0
Transfers out, assets		(24)
Purchases, assets		27
Sales, assets		0
Issuances, assets		0
Settlements, assets		0
Gain (loss) on transfers in/out included in trading revenues, assets		(1)
Gain (loss) on all other activity included in trading revenues, assets		(2)
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		0
Foreign currency translation impact, assets		0
Balance at end of period, assets		0
Recurring basis | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,204	1,197
Transfers in, assets	0	0
Transfers out, assets	0	(11)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	0	55
Settlements, assets	(1,174)	(45)
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	(28)	4
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(2)	4
Balance at end of period, assets	0	1,204
Recurring basis | Securities received as collateral
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	193	0
Transfers in, assets	0	201
Transfers out, assets	(188)	0
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	0	0
Settlements, assets	0	(7)
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(5)	(1)
Balance at end of period, assets	0	193
Recurring basis | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	22,278	22,372
Transfers in, assets	4,375	6,906
Transfers out, assets	(7,676)	(6,302)
Purchases, assets	10,698	13,914
Sales, assets	(11,727)	(14,186)
Issuances, assets	1,007	777
Settlements, assets	(3,262)	(3,128)
Gain (loss) on transfers in/out included in trading revenues, assets	134	51
Gain (loss) on all other activity included in trading revenues, assets	226	1,855
Gain (loss) on transfers in/out included in other revenues, assets	(4)	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(540)	19
Balance at end of period, assets	15,509	22,278
Recurring basis | Trading assets | Debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	10,028	11,013
Transfers in, assets	2,312	3,405
Transfers out, assets	(5,035)	(3,043)
Purchases, assets	7,479	10,382
Sales, assets	(8,826)	(11,218)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	72	1
Gain (loss) on all other activity included in trading revenues, assets	129	(467)
Gain (loss) on transfers in/out included in other revenues, assets	(4)	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(267)	(45)
Balance at end of period, assets	5,888	10,028
Recurring basis | Trading assets | Debt securities | Corporate debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	5,076	3,803
Transfers in, assets	1,113	931
Transfers out, assets	(3,609)	(706)
Purchases, assets	5,210	5,484
Sales, assets	(4,745)	(4,574)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	49	34
Gain (loss) on all other activity included in trading revenues, assets	278	49
Gain (loss) on transfers in/out included in other revenues, assets	(4)	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(176)	55
Balance at end of period, assets	3,192	5,076
Recurring basis | Trading assets | Debt securities | RMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,786	3,264
Transfers in, assets	831	1,704
Transfers out, assets	(958)	(1,277)
Purchases, assets	937	2,820
Sales, assets	(1,924)	(4,230)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	18	(37)
Gain (loss) on all other activity included in trading revenues, assets	60	(361)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(26)	(97)
Balance at end of period, assets	724	1,786
Recurring basis | Trading assets | Debt securities | CMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,517	1,861
Transfers in, assets	188	324
Transfers out, assets	(262)	(237)
Purchases, assets	664	831
Sales, assets	(809)	(1,072)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(4)	(2)
Gain (loss) on all other activity included in trading revenues, assets	(228)	(181)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(43)	(7)
Balance at end of period, assets	1,023	1,517
Recurring basis | Trading assets | Debt securities | Collateralized debt obligations
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	727	1,135
Transfers in, assets	158	370
Transfers out, assets	(121)	(625)
Purchases, assets	483	712
Sales, assets	(851)	(907)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(4)	16
Gain (loss) on all other activity included in trading revenues, assets	67	33
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(12)	(7)
Balance at end of period, assets	447	727
Recurring basis | Trading assets | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	467	622
Transfers in, assets	419	309
Transfers out, assets	(100)	(515)
Purchases, assets	377	726
Sales, assets	(611)	(668)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	35
Gain (loss) on all other activity included in trading revenues, assets	(63)	(47)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(4)	5
Balance at end of period, assets	485	467
Recurring basis | Trading assets | Derivative instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	9,587	8,719
Transfers in, assets	1,465	2,998
Transfers out, assets	(2,175)	(2,311)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	1,007	777
Settlements, assets	(3,262)	(3,085)
Gain (loss) on transfers in/out included in trading revenues, assets	60	22
Gain (loss) on all other activity included in trading revenues, assets	163	2,436
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(195)	31
Balance at end of period, assets	6,650	9,587
Recurring basis | Trading assets | Derivative instruments | Interest rate derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,547	2,072
Transfers in, assets	168	815
Transfers out, assets	(686)	(142)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	303	133
Settlements, assets	(976)	(599)
Gain (loss) on transfers in/out included in trading revenues, assets	47	13
Gain (loss) on all other activity included in trading revenues, assets	515	266
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(59)	(11)
Balance at end of period, assets	1,859	2,547
Recurring basis | Trading assets | Derivative instruments | Equity/index-related derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,732	2,300
Transfers in, assets	681	665
Transfers out, assets	(844)	(796)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	346	272
Settlements, assets	(844)	(184)
Gain (loss) on transfers in/out included in trading revenues, assets	(31)	(21)
Gain (loss) on all other activity included in trading revenues, assets	(56)	455
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(64)	41
Balance at end of period, assets	1,920	2,732
Recurring basis | Trading assets | Derivative instruments | Credit derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,171	2,725
Transfers in, assets	592	1,216
Transfers out, assets	(544)	(1,267)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	161	85
Settlements, assets	(914)	(2,051)
Gain (loss) on transfers in/out included in trading revenues, assets	43	31
Gain (loss) on all other activity included in trading revenues, assets	(179)	1,453
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(36)	(21)
Balance at end of period, assets	1,294	2,171
Recurring basis | Trading assets | Other
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,196	2,018
Transfers in, assets	179	194
Transfers out, assets	(366)	(433)
Purchases, assets	2,842	2,806
Sales, assets	(2,290)	(2,300)
Issuances, assets	0	0
Settlements, assets	0	(43)
Gain (loss) on transfers in/out included in trading revenues, assets	2	(7)
Gain (loss) on all other activity included in trading revenues, assets	(3)	(67)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(74)	28
Balance at end of period, assets	2,486	2,196
Recurring basis | Investment securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	102	79
Transfers in, assets	0	2
Transfers out, assets	0	0
Purchases, assets	94	48
Sales, assets	(17)	(18)
Issuances, assets	0	0
Settlements, assets	0	(4)
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(9)	(5)
Balance at end of period, assets	170	102
Recurring basis | Other investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	9,045	11,435
Transfers in, assets	4	26
Transfers out, assets	(61)	(74)
Purchases, assets	982	1,092
Sales, assets	(2,192)	(4,803)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	74	146
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	567	1,271
Foreign currency translation impact, assets	(235)	(48)
Balance at end of period, assets	8,184	9,045
Recurring basis | Other investments | Private Equity
Assets measured at fair value on a recurring basis for level 3
Balance at end of period, assets	3,958
Recurring basis | Other investments | Hedge funds
Assets measured at fair value on a recurring basis for level 3
Balance at end of period, assets	165
Recurring basis | Other investments | Other equity investments
Assets measured at fair value on a recurring basis for level 3
Balance at end of period, assets	2,243
Recurring basis | Other investments | Other equity investments - of which private
Assets measured at fair value on a recurring basis for level 3
Balance at end of period, assets	2,245
Recurring basis | Other investments | Life finance instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,969	1,844
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	102	79
Sales, assets	(274)	(83)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	72	116
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(51)	13
Balance at end of period, assets	1,818	1,969
Recurring basis | Other investments | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	7,076	9,591
Transfers in, assets	4	26
Transfers out, assets	(61)	(74)
Purchases, assets	880	1,013
Sales, assets	(1,918)	(4,720)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	2	30
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	567	1,271
Foreign currency translation impact, assets	(184)	(61)
Balance at end of period, assets	6,366	7,076
Recurring basis | Loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	6,842	6,258
Transfers in, assets	605	1,560
Transfers out, assets	(642)	(1,367)
Purchases, assets	509	1,335
Sales, assets	(1,286)	(978)
Issuances, assets	4,490	2,483
Settlements, assets	(3,473)	(2,338)
Gain (loss) on transfers in/out included in trading revenues, assets	15	18
Gain (loss) on all other activity included in trading revenues, assets	(250)	(122)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(191)	(7)
Balance at end of period, assets	6,619	6,842
Recurring basis | Loans - of which commercial and industrial
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	4,559	3,558
Transfers in, assets	537	1,411
Transfers out, assets	(391)	(854)
Purchases, assets	275	447
Sales, assets	(469)	(521)
Issuances, assets	3,084	1,984
Settlements, assets	(2,773)	(1,494)
Gain (loss) on transfers in/out included in trading revenues, assets	15	2
Gain (loss) on all other activity included in trading revenues, assets	76	(2)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(135)	28
Balance at end of period, assets	4,778	4,559
Recurring basis | Loans - of which financial institutions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,179	2,195
Transfers in, assets	64	149
Transfers out, assets	(248)	(240)
Purchases, assets	218	836
Sales, assets	(745)	(353)
Issuances, assets	1,078	371
Settlements, assets	(672)	(608)
Gain (loss) on transfers in/out included in trading revenues, assets	(1)	(1)
Gain (loss) on all other activity included in trading revenues, assets	(293)	(143)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(50)	(27)
Balance at end of period, assets	1,530	2,179
Recurring basis | Other intangible assets.
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	70	66
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	11	23
Sales, assets	(16)	0
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(20)	(19)
Foreign currency translation impact, assets	(2)	0
Balance at end of period, assets	43	70
Recurring basis | Other assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	7,469	9,253
Transfers in, assets	2,509	6,198
Transfers out, assets	(2,949)	(6,988)
Purchases, assets	3,007	4,730
Sales, assets	(3,356)	(5,534)
Issuances, assets	298	1,570
Settlements, assets	(2,319)	(1,442)
Gain (loss) on transfers in/out included in trading revenues, assets	128	(105)
Gain (loss) on all other activity included in trading revenues, assets	580	(161)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	1
Foreign currency translation impact, assets	(203)	(53)
Balance at end of period, assets	5,164	7,469
Recurring basis | Other assets - of which loans held-for-sale
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	6,901	8,932
Transfers in, assets	2,471	5,988
Transfers out, assets	(2,948)	(6,974)
Purchases, assets	2,801	4,426
Sales, assets	(3,182)	(5,180)
Issuances, assets	298	1,569
Settlements, assets	(2,319)	(1,443)
Gain (loss) on transfers in/out included in trading revenues, assets	127	(105)
Gain (loss) on all other activity included in trading revenues, assets	486	(255)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(172)	(57)
Balance at end of period, assets	4,463	6,901
Recurring basis | Other assets - of which loans held-for-sale | RMBS
Assets measured at fair value on a recurring basis for level 3
Gain (loss) on all other activity included in trading revenues, assets	307	(528)
Recurring basis | Assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	47,203	50,660
Transfers in, assets	7,493	14,893
Transfers out, assets	(11,516)	(14,766)
Purchases, assets	15,301	21,169
Sales, assets	(18,594)	(25,519)
Issuances, assets	5,795	4,885
Settlements, assets	(10,228)	(6,964)
Gain (loss) on transfers in/out included in trading revenues, assets	277	(37)
Gain (loss) on all other activity included in trading revenues, assets	602	1,720
Gain (loss) on transfers in/out included in other revenues, assets	(4)	0
Gain (loss) on all other activity included in other revenues, assets	547	1,253
Foreign currency translation impact, assets	(1,187)	(91)
Balance at end of period, assets	35,689	47,203
Bank | Recurring basis | Interest-bearing deposits with banks
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		0
Transfers in, assets		0
Transfers out, assets		(24)
Purchases, assets		27
Sales, assets		0
Issuances, assets		0
Settlements, assets		0
Gain (loss) on transfers in/out included in trading revenues, assets		(1)
Gain (loss) on all other activity included in trading revenues, assets		(2)
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		0
Foreign currency translation impact, assets		0
Balance at end of period, assets		0
Bank | Recurring basis | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,204	1,196
Transfers in, assets	0	0
Transfers out, assets	0	(11)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	0	55
Settlements, assets	(1,174)	(45)
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	(28)	4
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(2)	5
Balance at end of period, assets	0	1,204
Bank | Recurring basis | Securities received as collateral
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	193	0
Transfers in, assets	0	201
Transfers out, assets	(188)	0
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	0	0
Settlements, assets	0	(7)
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(5)	(1)
Balance at end of period, assets	0	193
Bank | Recurring basis | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	22,191	22,246
Transfers in, assets	4,375	6,907
Transfers out, assets	(7,676)	(6,303)
Purchases, assets	10,698	13,914
Sales, assets	(11,694)	(14,146)
Issuances, assets	1,007	778
Settlements, assets	(3,262)	(3,128)
Gain (loss) on transfers in/out included in trading revenues, assets	134	51
Gain (loss) on all other activity included in trading revenues, assets	225	1,854
Gain (loss) on transfers in/out included in other revenues, assets	(4)	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(543)	18
Balance at end of period, assets	15,451	22,191
Bank | Recurring basis | Trading assets | Debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	9,941	10,887
Transfers in, assets	2,312	3,405
Transfers out, assets	(5,035)	(3,043)
Purchases, assets	7,479	10,382
Sales, assets	(8,793)	(11,178)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	72	1
Gain (loss) on all other activity included in trading revenues, assets	129	(467)
Gain (loss) on transfers in/out included in other revenues, assets	(4)	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(271)	(46)
Balance at end of period, assets	5,830	9,941
Bank | Recurring basis | Trading assets | Debt securities | Corporate debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	5,076	3,805
Transfers in, assets	1,113	931
Transfers out, assets	(3,609)	(706)
Purchases, assets	5,210	5,484
Sales, assets	(4,745)	(4,573)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	49	34
Gain (loss) on all other activity included in trading revenues, assets	278	49
Gain (loss) on transfers in/out included in other revenues, assets	(4)	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(176)	52
Balance at end of period, assets	3,192	5,076
Bank | Recurring basis | Trading assets | Debt securities | RMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,786	3,265
Transfers in, assets	831	1,704
Transfers out, assets	(958)	(1,277)
Purchases, assets	937	2,820
Sales, assets	(1,924)	(4,230)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	18	(37)
Gain (loss) on all other activity included in trading revenues, assets	60	(361)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(26)	(98)
Balance at end of period, assets	724	1,786
Bank | Recurring basis | Trading assets | Debt securities | CMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,517	1,862
Transfers in, assets	188	324
Transfers out, assets	(262)	(237)
Purchases, assets	664	831
Sales, assets	(809)	(1,072)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(4)	(2)
Gain (loss) on all other activity included in trading revenues, assets	(228)	(181)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(43)	(8)
Balance at end of period, assets	1,023	1,517
Bank | Recurring basis | Trading assets | Debt securities | Collateralized debt obligations
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	727	1,134
Transfers in, assets	158	370
Transfers out, assets	(121)	(625)
Purchases, assets	483	712
Sales, assets	(851)	(907)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(4)	16
Gain (loss) on all other activity included in trading revenues, assets	67	33
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(12)	(6)
Balance at end of period, assets	447	727
Bank | Recurring basis | Trading assets | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	467	623
Transfers in, assets	419	309
Transfers out, assets	(100)	(515)
Purchases, assets	377	726
Sales, assets	(611)	(668)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	35
Gain (loss) on all other activity included in trading revenues, assets	(63)	(47)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(4)	4
Balance at end of period, assets	485	467
Bank | Recurring basis | Trading assets | Derivative instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	9,588	8,720
Transfers in, assets	1,465	2,998
Transfers out, assets	(2,175)	(2,311)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	1,007	778
Settlements, assets	(3,262)	(3,085)
Gain (loss) on transfers in/out included in trading revenues, assets	60	22
Gain (loss) on all other activity included in trading revenues, assets	163	2,436
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(196)	30
Balance at end of period, assets	6,650	9,588
Bank | Recurring basis | Trading assets | Derivative instruments | Interest rate derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,547	2,071
Transfers in, assets	168	815
Transfers out, assets	(686)	(142)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	303	133
Settlements, assets	(976)	(599)
Gain (loss) on transfers in/out included in trading revenues, assets	47	13
Gain (loss) on all other activity included in trading revenues, assets	515	266
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(59)	(10)
Balance at end of period, assets	1,859	2,547
Bank | Recurring basis | Trading assets | Derivative instruments | Equity/index-related derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,732	2,298
Transfers in, assets	681	666
Transfers out, assets	(844)	(796)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	346	272
Settlements, assets	(844)	(184)
Gain (loss) on transfers in/out included in trading revenues, assets	(31)	(21)
Gain (loss) on all other activity included in trading revenues, assets	(56)	455
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(64)	42
Balance at end of period, assets	1,920	2,732
Bank | Recurring basis | Trading assets | Derivative instruments | Credit derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,172	2,724
Transfers in, assets	592	1,216
Transfers out, assets	(544)	(1,267)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	161	86
Settlements, assets	(914)	(2,051)
Gain (loss) on transfers in/out included in trading revenues, assets	43	31
Gain (loss) on all other activity included in trading revenues, assets	(179)	1,452
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(37)	(19)
Balance at end of period, assets	1,294	2,172
Bank | Recurring basis | Trading assets | Other
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,195	2,016
Transfers in, assets	179	195
Transfers out, assets	(366)	(434)
Purchases, assets	2,842	2,806
Sales, assets	(2,290)	(2,300)
Issuances, assets	0	0
Settlements, assets	0	(43)
Gain (loss) on transfers in/out included in trading revenues, assets	2	(7)
Gain (loss) on all other activity included in trading revenues, assets	(4)	(68)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(72)	30
Balance at end of period, assets	2,486	2,195
Bank | Recurring basis | Investment securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	102	79
Transfers in, assets	0	2
Transfers out, assets	0	0
Purchases, assets	94	48
Sales, assets	(17)	(18)
Issuances, assets	0	0
Settlements, assets	0	(4)
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(9)	(5)
Balance at end of period, assets	170	102
Bank | Recurring basis | Other investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	8,867	11,189
Transfers in, assets	4	26
Transfers out, assets	(61)	(74)
Purchases, assets	859	1,065
Sales, assets	(2,063)	(4,688)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	74	146
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	620	1,255
Foreign currency translation impact, assets	(218)	(52)
Balance at end of period, assets	8,082	8,867
Bank | Recurring basis | Other investments | Private Equity
Assets measured at fair value on a recurring basis for level 3
Balance at end of period, assets	3,855
Bank | Recurring basis | Other investments | Hedge funds
Assets measured at fair value on a recurring basis for level 3
Balance at end of period, assets	165
Bank | Recurring basis | Other investments | Other equity investments
Assets measured at fair value on a recurring basis for level 3
Balance at end of period, assets	2,244
Bank | Recurring basis | Other investments | Other equity investments - of which private
Assets measured at fair value on a recurring basis for level 3
Balance at end of period, assets	2,245
Bank | Recurring basis | Other investments | Life finance instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,968	1,843
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	102	79
Sales, assets	(274)	(83)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	72	116
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(50)	13
Balance at end of period, assets	1,818	1,968
Bank | Recurring basis | Other investments | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	6,899	9,346
Transfers in, assets	4	26
Transfers out, assets	(61)	(74)
Purchases, assets	757	986
Sales, assets	(1,789)	(4,605)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	2	30
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	620	1,255
Foreign currency translation impact, assets	(168)	(65)
Balance at end of period, assets	6,264	6,899
Bank | Recurring basis | Loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	6,842	6,256
Transfers in, assets	605	1,560
Transfers out, assets	(642)	(1,367)
Purchases, assets	509	1,335
Sales, assets	(1,286)	(978)
Issuances, assets	4,490	2,483
Settlements, assets	(3,473)	(2,338)
Gain (loss) on transfers in/out included in trading revenues, assets	15	18
Gain (loss) on all other activity included in trading revenues, assets	(250)	(122)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(191)	(5)
Balance at end of period, assets	6,619	6,842
Bank | Recurring basis | Loans - of which commercial and industrial
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	4,559	3,559
Transfers in, assets	537	1,411
Transfers out, assets	(391)	(854)
Purchases, assets	275	447
Sales, assets	(469)	(521)
Issuances, assets	3,084	1,984
Settlements, assets	(2,773)	(1,494)
Gain (loss) on transfers in/out included in trading revenues, assets	15	2
Gain (loss) on all other activity included in trading revenues, assets	76	(2)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(135)	27
Balance at end of period, assets	4,778	4,559
Bank | Recurring basis | Loans - of which financial institutions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,179	2,195
Transfers in, assets	64	149
Transfers out, assets	(248)	(240)
Purchases, assets	218	836
Sales, assets	(745)	(353)
Issuances, assets	1,078	371
Settlements, assets	(672)	(608)
Gain (loss) on transfers in/out included in trading revenues, assets	(1)	(1)
Gain (loss) on all other activity included in trading revenues, assets	(293)	(143)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(50)	(27)
Balance at end of period, assets	1,530	2,179
Bank | Recurring basis | Other intangible assets.
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	70	66
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	11	23
Sales, assets	(16)	0
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(20)	(19)
Foreign currency translation impact, assets	(2)	0
Balance at end of period, assets	43	70
Bank | Recurring basis | Other assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	7,469	9,253
Transfers in, assets	2,509	6,198
Transfers out, assets	(2,949)	(6,988)
Purchases, assets	3,007	4,730
Sales, assets	(3,356)	(5,534)
Issuances, assets	298	1,570
Settlements, assets	(2,319)	(1,442)
Gain (loss) on transfers in/out included in trading revenues, assets	128	(105)
Gain (loss) on all other activity included in trading revenues, assets	580	(161)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	1
Foreign currency translation impact, assets	(203)	(53)
Balance at end of period, assets	5,164	7,469
Bank | Recurring basis | Other assets - of which loans held-for-sale
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	6,901	8,933
Transfers in, assets	2,471	5,988
Transfers out, assets	(2,948)	(6,974)
Purchases, assets	2,801	4,426
Sales, assets	(3,182)	(5,180)
Issuances, assets	298	1,569
Settlements, assets	(2,319)	(1,443)
Gain (loss) on transfers in/out included in trading revenues, assets	127	(105)
Gain (loss) on all other activity included in trading revenues, assets	486	(255)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(172)	(58)
Balance at end of period, assets	4,463	6,901
Bank | Recurring basis | Other assets - of which loans held-for-sale | RMBS
Assets measured at fair value on a recurring basis for level 3
Gain (loss) on all other activity included in trading revenues, assets	307
Bank | Recurring basis | Assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	46,938	50,285
Transfers in, assets	7,493	14,894
Transfers out, assets	(11,516)	(14,767)
Purchases, assets	15,178	21,142
Sales, assets	(18,432)	(25,364)
Issuances, assets	5,795	4,886
Settlements, assets	(10,228)	(6,964)
Gain (loss) on transfers in/out included in trading revenues, assets	277	(37)
Gain (loss) on all other activity included in trading revenues, assets	601	1,719
Gain (loss) on transfers in/out included in other revenues, assets	(4)	0
Gain (loss) on all other activity included in other revenues, assets	600	1,237
Foreign currency translation impact, assets	(1,173)	(93)
Balance at end of period, assets	35,529	46,938